Expense Example - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 98
3 years	306
5 years	531
10 years	$ 1,178